Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - 6.0%
ACHM Mortgage Trust, 6.5500%, 5/25/39 (144A) $ 10,542,877 $ 10,801,379
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 958,443 992,995
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 3,157,027 3,165,208
ACHV ABS TRUST, 6.3400%, 4/25/31 (144A) 6,314,140 6,351,581
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 3,705,000 3,721,386
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 607,600 609,619
Ally Bank Auto Credit-Linked Notes, 6.0220%, 5/17/32 (144A) 4,912,790 4,945,652
Ally Bank Auto Credit-Linked Notes, 6.3150%, 5/17/32 (144A) 2,807,308 2,825,862
Alterna Funding III LLC, 6.2600%, 5/16/39 (144A) 11,623,741 11,696,153
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 6,212,498 6,240,381
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 4,486,180 4,498,333
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 6.6471%,
12/26/31 (144A)
‡
6,506,19 9 6,506,162
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 6.8471%,
12/26/31 (144A)
‡
3,166,350 3,166,331
BHG Securitization Trust, 0.9000%, 10/17/34 (144A) 3,341,915 3,290,696
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 3,793,078 3,823,455
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 7,750,000 7,799,678
CIM Trust, 5.5690%, 7/25/55 (144A)
Ç
1,425,205 1,408,769
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 4,500,000 4,521,148
FIGRE Trust, 6.4360%, 11/25/53 (144A)
‡
1,950,805 1,990,112
FIGRE Trust, 6.5060%, 3/25/54 (144A)
‡
2,776,643 2,813,275
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
3,500,000 3,523,199
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,904,417 3,703,204
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 2,739,396 2,813,331
FREED ABS Trust, 2.3700%, 11/20/28 (144A) 995,190 977,798
Gracie Point International Funding, SOFR90A + 2.2500%, 7.5993%, 3/1/27
(144A)
‡
3,032,737 3,046,452
Gracie Point International Funding LLC, SOFR90A + 1.7000%, 7.0496%, 3/1/28
(144A)
‡
5,000,000 5,018,532
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 7.4496%, 3/1/28
(144A)
‡
3,007,000 3,018,079
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 19,530,097 19,654,083
JPMorgan Chase Bank NA, 0.8890%, 12/26/28 (144A) 78,230 77,479
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 2,158,474 2,187,962
Lendingpoint Asset Securitization Trust, 2.7500%, 12/15/28 (144A) 1,779,361 1,762,517
Lendingpoint Asset Securitization Trust, 6.5600%, 2/15/30 (144A) 1,013,787 1,013,929
Marlette Funding Trust, 3.5400%, 3/15/30 (144A) 436,949 436,949
Marlette Funding Trust, 6.0700%, 4/15/33 (144A) 525,440 525,377
Mission Lane Credit Card Master Trust, 7.2300%, 7/17/28 (144A) 7,565,000 7,611,628
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 976,830 950,053
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 2,218,341 2,113,143
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 449,096 447,678
Prosper Marketplace Issuance Trust, 7.0600%, 7/16/29 (144A) 815,414 818,079
Prosper Marketplace Issuance Trust, 6.1200%, 8/15/29 (144A) 2,443,227 2,445,050
RAM LLC, 6.6690%, 2/15/39 (144A) 5,824,954 5,830,634
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
11,979,372 12,087,502
Reach ABS Trust, 7.0500%, 2/18/31 (144A) 1,064,983 1,068,240
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 7,000,000 7,007,217
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
8,417,085 8,706,037
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
8,966,918 9,155,060
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 2,088,762 2,080,122
Santander Bank Auto Credit-Linked Notes, 5.6220%, 6/15/32 (144A) 3,250,000 3,257,868
Santander Bank Auto Credit-Linked Notes, 5.8180%, 6/15/32 (144A) 7,250,000 7,280,028

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) $ 1,948,185 $ 1,945,522
Santander Bank Auto Credit-Linked Notes, 6.9860%, 12/15/32 (144A) 1,363,05 0 1,368,662
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 977,120 980,068
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 3,500,000 3,501,839
Santander Bank Auto Credit-Linked Notes, 5.9330%, 12/15/33 (144A) 8,122,000 8,147,460
Santander Bank NA, 1.8330%, 12/15/31 (144A) 1,637,100 1,622,277
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 1,057,732 1,058,292
Santander Drive Auto Receivables Trust, 1.1300%, 11/16/26 2,556,678 2,521,991
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,733,716 1,738,124
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
696,961 699,315
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 2,459,707 2,468,503
Tricolor Auto Securitization Trust, 6.3600%, 12/15/27 (144A) 6,382,703 6,404,628
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 6,170,912 6,091,605
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 1,023,487 1,015,754
US Auto Funding, 2.2000%, 5/15/26 (144A) 4,206,855 4,145,434
US Bank NA, 6.7890%, 8/25/32 (144A) 9,798,538 9,889,388
Total Asset-Backed Securities (cost $261,737,222) 263,384,267
Corporate Bond - 0.2%
Financial - 0.2%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A)
#
(cost $9,124,775) 9,213,000 9,132,724
Mortgage-Backed Securities - 164.0%
A&D Mortgage Trust , 6.1320% , 5/25/68 (144A)
Ç
2,243,604 2,237,634
Angel Oak Mortgage Trust
4.9500%, 7/25/68 (144A)
Ç
7,492,367 7,318,580
4.8000%, 11/26/68 (144A)
Ç
1,509,413 1,475,979
BAMLL Re-REMIC Trust
0.6624%, 1/27/50 (144A)
‡
8,000,000 6,840,743
1.2550%, 7/27/50 (144A)
‡
14,380,000 11,575,944
BB-UBS Trust , 3.4302% , 11/5/36 (144A) 4,563,000 4,392,745
BMP , CME Term SOFR 1 Month + 1.3719% , 6.7007% , 6/15/41 (144A)
‡
14,000,000 13,895,550
Brean Asset-Backed Securities Trust , 4.5000% , 5/25/64 (144A) 11,943,704 11,253,037
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.8445%, 6.1735%, 10/15/36 (144A)
‡
1,957,252 1,928,964
CME Term SOFR 1 Month + 2.5900%, 0.0000%, 8/15/39 (144A)
‡
21,400,000 21,347,125
BX Trust
CME Term SOFR 1 Month + 1.3058%, 6.6347%, 10/15/26 (144A)
‡
3,851,733 3,769,696
CME Term SOFR 1 Month + 3.4640%, 8.7930%, 10/15/26 (144A)
‡
3,240,865 3,077,932
CME Term SOFR 1 Month + 0.7035%, 6.0325%, 9/15/34 (144A)
‡
5,535,848 5,436,074
CME Term SOFR 1 Month + 1.0440%, 6.3730%, 8/15/36 (144A)
‡
6,943,255 6,899,420
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 6.5471%, 2/25/50 (144A)
‡
3,295,417 3,174,830
SOFR30A + 1.3500%, 6.6971%, 2/25/50 (144A)
‡
1,936,057 1,855,003
SOFR30A + 1.5500%, 6.8971%, 2/25/50 (144A)
‡
2,149,161 2,000,847
Connecticut Avenue Securities Trust
SOFR30A + 2.5645%, 7.9116%, 7/25/31 (144A)
‡
5,843 5,851
SOFR30A + 1.5500%, 6.8971%, 10/25/41 (144A)
‡
4,134,079 4,157,333
SOFR30A + 3.1000%, 8.4471%, 10/25/41 (144A)
‡
6,100,000 6,284,908
SOFR30A + 0.8500%, 6.1971%, 12/25/41 (144A)
‡
1,813,190 1,810,926
SOFR30A + 1.0000%, 6.3471%, 12/25/41 (144A)
‡
1,712,706 1,712,599
SOFR30A + 1.6500%, 6.9971%, 12/25/41 (144A)
‡
14,835,000 14,963,648
SOFR30A + 3.0000%, 8.3471%, 1/25/42 (144A)
‡
14,409,226 14,831,058
SOFR30A + 2.1000%, 7.4471%, 3/25/42 (144A)
‡
1,865,680 1,895,203
SOFR30A + 2.5000%, 7.8471%, 4/25/43 (144A)
‡
2,145,284 2,191,744
SOFR30A + 2.5000%, 7.8471%, 10/25/43 (144A)
‡
20,760,000 21,441,394

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 3.5500%, 8.8971%, 10/25/43 (144A)
‡
$ 10,982,476 $ 11,490,273
SOFR30A + 1.8000%, 7.1471%, 1/25/44 (144A)
‡
3,140,000 3,171,842
SOFR30A + 1.1000%, 6.4471%, 2/25/44 (144A)
‡
7,629,603 7,631,520
SOFR30A + 1.8000%, 7.1471%, 2/25/44 (144A)
‡
3,168,862 3,188,436
SOFR30A + 1.9500%, 7.2981%, 3/25/44 (144A)
‡
13,082,000 13,204,898
SOFR30A + 1.7000%, 7.0358%, 7/25/44 (144A)
‡
10,060,000 10,072,478
Extended Stay America Trust , CME Term SOFR 1 Month + 2.3645% ,
7.6935% , 7/15/38 (144A)
‡
2,719,250 2,711,547
FHLMC Gold Pool, 30 Year
4.0000%, 8/1/48 3,066,907 2,917,644
4.0000%, 9/1/48 1,721,635 1,638,116
FHLMC Gold Pools, Other
3.0000%, 3/1/43 2,385 2,159
3.0000%, 11/1/43 916,680 830,626
FHLMC STACR REMIC Trust
SOFR30A + 0.7500%, 6.0971%, 10/25/33 (144A)
‡
78,017 77,993
SOFR30A + 1.6500%, 6.9971%, 1/25/34 (144A)
‡
1,655,132 1,666,625
SOFR30A + 2.1000%, 7.4471%, 9/25/41 (144A)
‡
26,457,865 26,648,129
SOFR30A + 1.8000%, 7.1471%, 11/25/41 (144A)
‡
14,000,000 14,130,942
SOFR30A + 2.3500%, 7.6971%, 12/25/41 (144A)
‡
10,089,878 10,203,329
SOFR30A + 3.7500%, 9.0971%, 12/25/41 (144A)
‡
16,776,000 17,289,506
SOFR30A + 1.3000%, 6.6471%, 2/25/42 (144A)
‡
1,266,812 1,271,826
SOFR30A + 1.9500%, 7.2971%, 2/25/44 (144A)
‡
2,617,368 2,640,618
SOFR30A + 1.2500%, 6.5971%, 3/25/44 (144A)
‡
13,394,567 13,413,309
SOFR30A + 2.0000%, 7.3471%, 3/25/44 (144A)
‡
7,000,000 7,036,305
FHLMC UMBS
3.0000%, 5/1/31 72,119 69,329
2.5000%, 12/1/31 9,670 9,126
3.0000%, 9/1/32 76,284 72,801
3.0000%, 1/1/33 41,401 39,482
2.5000%, 12/1/33 324,311 306,466
2.5000%, 11/1/34 663,395 615,219
3.0000%, 12/1/46 14,534 13,066
4.0000%, 3/1/47 128,237 122,747
4.0000%, 11/1/47 343,901 329,405
3.0000%, 12/1/47 19,822 17,840
4.5000%, 8/1/48 108,842 106,371
4.0000%, 9/1/48 44,625,119 42,398,259
4.0000%, 9/1/48 1,024,332 973,238
5.0000%, 9/1/48 80,212 80,100
4.0000%, 11/1/48 185,074 175,838
4.0000%, 12/1/48 2,201,029 2,091,238
4.5000%, 12/1/48 4,000,609 3,909,800
4.5000%, 12/1/48 284,602 279,973
4.5000%, 12/1/48 25,492 25,171
4.0000%, 5/1/49 415,244 393,875
4.0000%, 6/1/49 1,356,347 1,287,724
4.5000%, 6/1/49 165,013 160,922
4.0000%, 7/1/49 5,460,927 5,184,527
4.0000%, 7/1/49 1,404,735 1,333,664
4.5000%, 7/1/49 210,389 205,440
4.5000%, 7/1/49 1,324,788 1,291,944
3.0000%, 8/1/49 100,188 87,611

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
3.0000%, 8/1/49 $ 2,078,145 $ 1,859,003
3.5000%, 8/1/49 282,224 258,983
4.5000%, 8/1/49 1,178,760 1,149,537
4.5000%, 12/1/49 341,094 333,033
4.5000%, 1/1/50 788,290 768,747
4.5000%, 1/1/50 225,248 219,944
4.5000%, 2/1/50 695,770 679,389
3.5000%, 3/1/50 400,088 364,030
4.0000%, 3/1/50 2,161,973 2,054,087
4.0000%, 6/1/50 3,607,188 3,444,246
4.0000%, 8/1/50 1,937,838 1,839,795
4.5000%, 9/1/50 12,968,489 12,674,118
4.0000%, 10/1/50 461,209 437,875
4.5000%, 2/1/51 12,404,340 12,083,258
4.5000%, 9/1/51 6,528,621 6,359,630
3.0000%, 2/1/52 857,208 760,143
3.0000%, 3/1/52 1,545,492 1,369,917
4.5000%, 3/1/52 110,826 106,918
3.5000%, 4/1/52 2,489,454 2,289,172
3.5000%, 4/1/52 2,503,548 2,302,133
3.5000%, 4/1/52 695,421 640,918
3.5000%, 4/1/52 2,070,393 1,910,116
3.5000%, 4/1/52 759,964 700,346
3.0000%, 6/1/52 3,013,670 2,652,148
5.5000%, 7/1/52 3,599,151 3,644,166
5.0000%, 8/1/52 6,894,300 6,860,483
5.0000%, 8/1/52 38,279,039 38,219,692
5.5000%, 8/1/52 3,135,450 3,174,241
5.5000%, 9/1/52 2,937,142 2,973,081
5.5000%, 11/1/52 1,416,408 1,434,351
6.0000%, 12/1/52 20,827,515 21,366,656
5.5000%, 1/1/53 4,440,315 4,501,174
5.5000%, 1/1/53 3,646,844 3,695,470
6.0000%, 1/1/53 33,510,638 34,008,634
6.0000%, 1/1/53 10,382,003 10,563,644
5.0000%, 3/1/53 26,033,695 25,687,054
5.5000%, 3/1/53 4,903,054 4,956,437
5.5000%, 3/1/53 2,549,993 2,555,885
5.5000%, 3/1/53 1,758,526 1,762,589
5.5000%, 3/1/53 2,619,137 2,650,777
6.0000%, 3/1/53 1,924,999 1,958,746
6.0000%, 3/1/53 3,523,278 3,586,453
5.0000%, 4/1/53 963,526 962,977
5.0000%, 4/1/53 1,313,847 1,295,818
5.5000%, 4/1/53 1,602,471 1,606,074
5.5000%, 4/1/53 2,227,596 2,232,604
5.5000%, 4/1/53 1,759,216 1,763,172
5.5000%, 4/1/53 2,793,002 2,799,281
5.5000%, 4/1/53 3,135,001 3,142,050
5.5000%, 4/1/53 2,938,645 2,945,252
5.0000%, 5/1/53 2,807,836 2,765,735
5.0000%, 5/1/53 4,273,260 4,209,616
5.0000%, 5/1/53 2,020,943 1,990,696

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 5/1/53 $ 2,398,557 $ 2,362,593
5.0000%, 5/1/53 2,940,021 2,895,938
5.5000%, 5/1/53 3,128,738 3,162,369
5.5000%, 5/1/53 2,274,526 2,279,499
5.5000%, 5/1/53 1,801,015 1,804,952
5.5000%, 5/1/53 1,421,932 1,425,041
5.5000%, 5/1/53 3,500,535 3,508,105
5.5000%, 5/1/53 3,597,783 3,630,160
5.5000%, 5/1/53 1,318,840 1,321,723
5.5000%, 5/1/53 1,253,736 1,256,369
6.0000%, 5/1/53 1,998,291 2,028,087
6.0000%, 5/1/53 1,130,204 1,147,056
6.0000%, 5/1/53 1,665,973 1,690,814
6.5000%, 5/1/53 2,294,793 2,362,758
6.5000%, 5/1/53 3,275,094 3,374,939
5.0000%, 6/1/53 7,036,080 6,931,289
5.0000%, 6/1/53 1,748,089 1,722,180
5.0000%, 6/1/53 1,325,964 1,309,902
5.0000%, 6/1/53 2,076,557 2,051,404
5.5000%, 6/1/53 28,819,951 29,163,636
5.5000%, 6/1/53 12,472,995 12,619,802
5.5000%, 6/1/53 7,175,271 7,252,397
5.5000%, 6/1/53 2,748,394 2,754,232
5.5000%, 6/1/53 6,449,527 6,463,227
5.5000%, 6/1/53 2,947,947 2,953,974
5.5000%, 6/1/53 1,825,776 1,829,767
5.5000%, 6/1/53 1,991,861 1,996,216
6.0000%, 6/1/53 2,394,475 2,430,178
6.5000%, 6/1/53 1,568,469 1,616,285
6.5000%, 6/1/53 2,235,945 2,304,110
5.0000%, 7/1/53 5,272,815 5,274,450
5.0000%, 7/1/53 17,265,488 17,278,447
5.5000%, 7/1/53 1,325,117 1,340,610
5.5000%, 7/1/53 1,118,690 1,131,858
5.5000%, 8/1/53 22,965,976 23,060,023
5.0000%, 9/1/53 5,038,202 5,035,329
5.0000%, 9/1/53 48,751,930 48,102,794
5.5000%, 9/1/53 6,689,166 6,724,770
5.5000%, 9/1/53 3,930,219 3,975,563
5.5000%, 9/1/53 4,282,132 4,331,868
6.0000%, 9/1/53 5,751,164 5,881,979
6.0000%, 9/1/53 27,895,961 28,619,603
6.0000%, 9/1/53 11,435,925 11,696,043
6.0000%, 9/1/53 70,636,629 71,689,861
5.0000%, 10/1/53 45,779,049 45,793,586
5.0000%, 10/1/53 49,314,801 48,676,295
5.5000%, 10/1/53 1,792,885 1,802,428
6.0000%, 10/1/53 33,359,084 34,224,444
6.0000%, 10/1/53 18,713,595 19,222,648
6.0000%, 10/1/53 12,861,694 13,154,242
6.0000%, 11/1/53 10,189,325 10,466,498
6.0000%, 11/1/53 5,901,081 6,061,604
6.0000%, 11/1/53 5,931,502 6,092,853

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
6.5000%, 11/1/53 $ 5,266,601 $ 5,450,105
5.5000%, 12/1/53 3,492,968 3,528,819
5.5000%, 12/1/53 69,732,344 69,962,916
6.0000%, 12/1/53 7,029,396 7,189,284
6.0000%, 12/1/53 4,696,506 4,784,070
6.5000%, 12/1/53 3,269,809 3,383,739
5.0000%, 4/1/54 2,209,296 2,191,835
6.0000%, 4/1/54 8,872,891 9,063,072
6.0000%, 4/1/54 39,422,102 40,445,805
6.0000%, 4/1/54 3,190,750 3,259,141
5.0000%, 5/1/54 40,795,012 40,253,178
5.0000%, 5/1/54 1,525,376 1,514,546
5.5000%, 5/1/54 35,859,461 35,967,574
6.0000%, 6/1/54 24,494,440 24,843,442
FHLMC, REMIC
SOFR30A + 0.4645%, 5.8019%, 2/15/32
‡
14,235 14,098
SOFR30A + 0.7645%, 6.1019%, 3/15/32
‡
25,331 25,280
SOFR30A + 0.6145%, 5.9519%, 7/15/32
‡
6,441 6,465
SOFR30A + 0.5145%, 5.8519%, 1/15/33
‡
16,418 16,280
SOFR30A + 0.3645%, 5.7019%, 9/15/35
‡
12,590 12,528
SOFR30A + 0.7045%, 6.0419%, 10/15/37
‡
49,975 49,465
SOFR30A + 0.4145%, 5.7519%, 8/15/40
‡
15,341 15,388
SOFR30A + 0.6145%, 5.9519%, 9/15/40
‡
52,940 52,469
SOFR30A + 0.6645%, 6.0019%, 4/15/41
‡
183,194 182,124
SOFR30A + 1.1000%, 6.4471%, 7/25/54
‡
26,216,150 26,254,276
SOFR30A + 1.2000%, 6.5471%, 7/25/54
‡
93,462,050 94,009,096
SOFR30A + 1.1500%, 6.4945%, 8/25/54
‡
149,625,000 150,058,793
FHLMC, STRIPS
2.0000%, 1/25/51
(a)
60,873,720 7,842,501
2.5000%, 1/25/51
(a)
40,452,620 6,266,693
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A)
Ç
15,565,642 14,709,935
3.5000%, 4/25/74 (144A)
Ç
22,000,000 20,598,908
FNMA , SOFR30A + 3.3000% , 8.6471% , 11/25/41 (144A)
‡
1,150,000 1,190,075
FNMA UMBS
2.5000%, 8/1/31 11,055 10,447
2.5000%, 10/1/31 12,721 12,030
2.5000%, 2/1/32 11,467 10,844
3.0000%, 11/1/34 54,357 51,655
3.0000%, 12/1/34 53,004 50,363
3.0000%, 1/1/43 183,979 167,029
3.0000%, 5/1/43 1,022,087 927,470
4.0000%, 5/1/45 683,291 654,216
4.0000%, 7/1/45 579,120 553,482
3.5000%, 1/1/46 41,039 38,069
3.0000%, 3/1/46 1,590,896 1,430,553
4.0000%, 7/1/46 1,176,915 1,122,478
3.0000%, 1/1/47 345,013 308,233
3.0000%, 1/1/47 76,840 69,154
4.0000%, 5/1/47 274,242 263,250
3.5000%, 8/1/47 124,253 115,746
4.0000%, 10/1/47 1,439,657 1,369,202
4.0000%, 11/1/47 6,375,083 6,063,535

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 12/1/47 $ 134,268 $ 125,076
3.0000%, 2/1/48 471,808 425,799
5.0000%, 5/1/48 1,309,875 1,309,270
4.5000%, 6/1/48 1,580,951 1,545,065
4.0000%, 7/1/48 1,751,716 1,664,303
4.0000%, 10/1/48 658,930 627,988
4.0000%, 11/1/48 2,052,275 1,949,863
4.0000%, 12/1/48 320,122 304,147
4.0000%, 2/1/49 1,185,185 1,126,042
4.0000%, 2/1/49 1,027,075 975,823
3.5000%, 4/1/49 17,370,325 16,009,168
4.0000%, 6/1/49 264,793 251,396
4.5000%, 6/1/49 128,169 125,154
4.5000%, 7/1/49 5,430 5,302
3.0000%, 8/1/49 95,990 83,940
3.0000%, 8/1/49 113,174 98,967
4.5000%, 8/1/49 48,396 47,257
4.5000%, 8/1/49 198,581 193,910
3.0000%, 9/1/49 204,912 183,559
3.5000%, 9/1/49 2,038,958 1,879,183
4.0000%, 9/1/49 4,103,223 3,895,542
4.5000%, 9/1/49 203,207 198,427
4.0000%, 11/1/49 396,008 376,786
4.0000%, 11/1/49 4,618,993 4,388,499
4.5000%, 12/1/49 286,114 279,352
4.5000%, 1/1/50 263,542 257,338
4.5000%, 1/1/50 6,950,182 6,792,420
4.0000%, 3/1/50 3,441,671 3,269,927
4.0000%, 3/1/50 6,727,122 6,411,232
4.0000%, 3/1/50 1,416,584 1,345,894
4.0000%, 4/1/50 26,879,756 25,519,803
4.0000%, 4/1/50 1,849,735 1,753,412
3.0000%, 5/1/50 2,463,692 2,198,893
4.0000%, 5/1/50 3,835,136 3,635,989
4.0000%, 6/1/50 3,710,191 3,517,532
4.5000%, 7/1/50 1,058,166 1,030,810
4.0000%, 8/1/50 2,052,445 1,945,566
4.0000%, 9/1/50 19,896,997 18,863,807
4.0000%, 9/1/50 7,633,925 7,247,695
3.5000%, 10/1/50 13,632,224 12,563,988
4.0000%, 10/1/50 6,922,161 6,586,173
4.5000%, 10/1/50 4,232,718 4,136,640
4.5000%, 10/1/50 13,454,353 13,137,587
4.5000%, 10/1/50 2,322,214 2,267,541
4.5000%, 12/1/50 13,037,302 12,730,355
4.5000%, 12/1/50 1,410,197 1,373,695
4.0000%, 1/1/51 4,195,927 3,983,638
4.0000%, 3/1/51 181,293 172,246
4.0000%, 3/1/51 340,586 323,354
4.0000%, 3/1/51 122,179,393 115,997,856
4.0000%, 8/1/51 24,177,913 22,971,399
4.0000%, 8/1/51 25,682,651 24,401,049
4.0000%, 10/1/51 2,474,657 2,349,454

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 10/1/51 $ 132,562,692 $ 125,855,823
4.0000%, 10/1/51 25,920,610 24,609,184
4.0000%, 10/1/51 23,691,311 22,492,674
4.0000%, 10/1/51 12,064,976 11,454,562
3.5000%, 1/1/52 56,308,645 51,896,237
3.5000%, 1/1/52 2,045,086 1,886,769
3.5000%, 2/1/52 5,183,437 4,781,768
3.0000%, 4/1/52 3,910,844 3,465,100
3.5000%, 4/1/52 1,059,560 974,316
3.5000%, 4/1/52 1,126,820 1,038,423
3.5000%, 4/1/52 3,303,457 3,037,687
3.5000%, 4/1/52 3,495,769 3,221,531
3.5000%, 4/1/52 1,219,712 1,124,118
3.5000%, 4/1/52 4,761,589 4,381,772
4.0000%, 4/1/52 2,490,919 2,357,638
4.5000%, 4/1/52 258,197 249,052
4.5000%, 4/1/52 450,405 434,523
4.5000%, 4/1/52 131,981 127,298
4.5000%, 4/1/52 532,164 513,399
4.5000%, 4/1/52 234,542 226,235
4.5000%, 4/1/52 204,949 197,690
3.5000%, 5/1/52 3,444,689 3,167,301
3.5000%, 5/1/52 21,842,695 20,090,762
4.5000%, 5/1/52 714,800 689,484
3.5000%, 6/1/52 11,703,037 10,791,240
3.5000%, 6/1/52 20,673,149 19,019,325
4.0000%, 6/1/52 14,465,462 13,733,597
3.5000%, 7/1/52 3,008,963 2,768,250
3.5000%, 7/1/52 508,491 468,834
4.5000%, 7/1/52 2,128,032 2,055,647
3.5000%, 8/1/52 993,047 913,527
5.0000%, 8/1/52 15,389,086 15,313,604
5.5000%, 8/1/52 5,258,620 5,322,964
5.5000%, 9/1/52 12,580,031 12,653,786
5.5000%, 11/1/52 1,171,980 1,184,829
5.5000%, 11/1/52 12,385,717 12,532,225
5.5000%, 11/1/52 4,989,339 5,059,580
5.5000%, 11/1/52 5,629,234 5,680,399
6.0000%, 11/1/52 982,748 1,000,255
6.0000%, 12/1/52 1,378,762 1,403,323
5.5000%, 1/1/53 1,427,684 1,446,987
6.0000%, 1/1/53 8,190,750 8,336,657
6.0000%, 1/1/53 3,555,051 3,618,380
6.0000%, 1/1/53 7,922,238 8,060,844
6.0000%, 1/1/53 9,891,512 10,064,572
6.5000%, 1/1/53 5,838,806 6,050,647
5.5000%, 2/1/53 3,834,708 3,843,476
5.5000%, 2/1/53 31,220,429 31,636,716
6.0000%, 2/1/53 2,137,331 2,174,801
6.0000%, 2/1/53 2,938,236 2,989,746
5.0000%, 3/1/53 3,324,755 3,274,903
5.5000%, 3/1/53 8,137,372 8,156,678
5.5000%, 3/1/53 4,703,388 4,714,143

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.5000%, 3/1/53 $ 5,074,450 $ 5,135,358
5.5000%, 3/1/53 3,847,558 3,889,715
5.5000%, 3/1/53 4,548,643 4,598,167
5.5000%, 3/1/53 4,717,808 4,743,749
5.5000%, 3/1/53 1,494,461 1,510,836
5.5000%, 3/1/53 2,239,612 2,263,996
6.0000%, 3/1/53 3,280,002 3,330,439
6.0000%, 3/1/53 2,741,801 2,790,963
5.0000%, 4/1/53 29,301,358 28,930,636
5.5000%, 4/1/53 755,416 763,589
5.5000%, 4/1/53 3,542,090 3,550,274
5.5000%, 4/1/53 2,652,832 2,658,796
6.0000%, 4/1/53 5,173,121 5,265,878
6.0000%, 4/1/53 1,255,800 1,278,317
6.0000%, 4/1/53 1,737,574 1,763,482
6.0000%, 4/1/53 2,435,433 2,471,747
6.0000%, 4/1/53 2,011,414 2,041,405
5.0000%, 5/1/53 1,536,763 1,513,721
5.0000%, 5/1/53 2,797,698 2,755,749
5.5000%, 5/1/53 2,139,541 2,144,167
5.5000%, 5/1/53 726,242 734,049
5.5000%, 5/1/53 1,395,794 1,410,798
5.5000%, 5/1/53 4,196,996 4,206,432
5.5000%, 5/1/53 2,054,561 2,059,180
6.0000%, 5/1/53 5,890,054 5,989,513
6.0000%, 5/1/53 5,363,725 5,443,701
6.0000%, 5/1/53 4,305,838 4,367,423
6.0000%, 5/1/53 12,678,421 12,913,753
6.5000%, 5/1/53 1,698,939 1,742,017
6.5000%, 5/1/53 7,862,741 8,102,444
6.5000%, 5/1/53 2,506,545 2,580,782
5.0000%, 6/1/53 6,018,510 5,928,873
5.0000%, 6/1/53 3,851,466 3,854,357
5.0000%, 6/1/53 28,107,311 27,708,966
5.5000%, 6/1/53 1,457,670 1,460,641
5.5000%, 6/1/53 3,472,898 3,480,275
6.0000%, 6/1/53 3,044,939 3,090,340
6.0000%, 6/1/53 2,714,086 2,754,554
6.0000%, 6/1/53 4,240,464 4,303,692
6.5000%, 6/1/53 1,804,841 1,850,577
5.0000%, 7/1/53 13,330,656 13,334,792
5.0000%, 7/1/53 14,211,541 14,239,091
5.5000%, 7/1/53 43,789,061 43,944,708
5.5000%, 7/1/53 70,279,926 70,433,579
5.5000%, 7/1/53 12,616,152 12,684,414
6.0000%, 7/1/53 54,221,207 55,029,675
6.0000%, 7/1/53 31,693,493 32,475,067
5.0000%, 8/1/53 56,712,086 55,956,959
5.0000%, 8/1/53 14,045,247 14,060,277
6.5000%, 8/1/53 2,394,452 2,464,703
5.0000%, 9/1/53 19,273,774 19,017,142
5.0000%, 9/1/53 12,460,968 12,464,834
5.5000%, 9/1/53 21,825,741 22,079,241

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.5000%, 9/1/53 $ 2,376,824 $ 2,404,431
5.5000%, 9/1/53 7,482,755 7,533,623
6.0000%, 9/1/53 8,704,272 8,902,257
6.0000%, 9/1/53 10,141,071 10,330,145
6.5000%, 9/1/53 4,937,119 5,081,970
5.5000%, 10/1/53 44,634,406 44,784,758
5.5000%, 10/1/53 2,715,345 2,733,693
5.5000%, 10/1/53 943,853 950,231
6.0000%, 10/1/53 45,251,765 45,926,494
6.0000%, 10/1/53 22,646,966 23,069,205
6.0000%, 10/1/53 2,640,054 2,700,104
6.5000%, 10/1/53 5,979,902 6,188,260
6.5000%, 11/1/53 7,600,101 7,823,082
6.5000%, 11/1/53 15,781,814 16,268,416
6.5000%, 11/1/53 7,002,932 7,246,934
5.0000%, 12/1/53 7,566,997 7,575,094
5.5000%, 1/1/54 16,724,995 16,793,485
6.5000%, 2/1/54 17,768,462 18,316,319
5.0000%, 3/1/54 44,553,779 43,962,022
5.0000%, 4/1/54 1,410,103 1,400,092
5.5000%, 5/1/54 1,716,351 1,736,383
6.0000%, 5/1/54 39,261,565 40,281,100
6.0000%, 5/1/54 9,999,185 10,213,507
5.0000%, 6/1/54 42,154,952 41,595,055
6.0000%, 6/1/54 40,132,131 41,665,469
FNMA, Other
3.0000%, 4/1/38 148,009 134,261
3.0000%, 9/1/42 225,690 204,503
3.0000%, 10/1/42 166,465 151,127
3.0000%, 1/1/43 291,303 263,957
3.0000%, 3/1/43 372,028 336,826
3.0000%, 5/1/43 86,480 78,297
3.0000%, 11/1/46 74,760 66,652
3.0000%, 2/1/57 1,521,671 1,309,830
2.5000%, 6/1/62 43,530,657 35,821,538
3.5000%, 12/1/62 39,581,637 35,381,948
4.0000%, 3/1/63 26,568,006 24,658,726
FNMA, REMIC
3.0000%, 7/25/28 382,191 370,246
SOFR30A + 0.5145%, 5.8616%, 4/25/32
‡
22,924 22,683
SOFR30A + 0.6645%, 6.0116%, 4/25/32
‡
10,316 10,265
SOFR30A + 0.6145%, 5.9616%, 9/25/33
‡
17,134 17,037
SOFR30A + 0.4145%, 5.7616%, 10/25/35
‡
18,882 18,648
SOFR30A + 0.4645%, 5.8116%, 4/25/36
‡
67,845 67,115
SOFR30A + 0.6345%, 5.9816%, 9/25/37
‡
18,452 18,333
SOFR30A + 0.5145%, 5.8616%, 9/25/40
‡
9,200 9,117
SOFR30A + 53.7407%, 0.0000%, 10/25/40
‡
41,248 58,348
SOFR30A + 0.5445%, 5.8916%, 11/25/40
‡
12,147 12,025
SOFR30A + 0.5145%, 5.8616%, 9/25/42
‡
8,973 8,853
SOFR30A + 0.4645%, 5.8116%, 10/25/42
‡
111,535 109,422
SOFR30A + 3.8855%, 0.0000%, 11/25/42
‡
473,554 253,854
SOFR30A + 0.6145%, 5.9616%, 2/25/43
‡
30,790 30,523
SOFR30A + 0.8000%, 6.0000%, 9/25/52
‡
10,132,216 9,931,126

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, REMIC - (continued)
3.5000%, 1/25/61
(a)
$ 21,218,279 $ 4,336,333
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
(b)
376,104,255 302,471,316
2.5000%, TBA, 30 Year Maturity
(b)
1,440,404,877 1,207,593,677
3.0000%, TBA, 30 Year Maturity
(b)
554,920,354 484,179,662
3.5000%, TBA, 30 Year Maturity
(b)
110,300,000 99,991,914
4.5000%, TBA, 30 Year Maturity
(b)
7,606,200 7,324,504
5.0000%, TBA, 30 Year Maturity
(b)
56,000,000 55,170,360
5.5000%, TBA, 30 Year Maturity
(b)
315,000,000 315,532,350
FREMF Mortgage Trust
SOFR30A + 6.1145%, 11.4509%, 9/25/29 (144A)
‡
790,499 769,516
0.0000%, 11/25/49 (144A)
¤
12,984,746 12,540,538
0.1000%, 11/25/49 (144A)
(a)
117,671,440 15,626
GNMA
CME Term SOFR 1 Month + 0.5145%, 5.8423%, 8/16/29
‡
8,024 8,048
CME Term SOFR 1 Month + 0.5145%, 5.8596%, 7/20/34
‡
33,130 32,775
CME Term SOFR 1 Month + 0.4145%, 5.7423%, 8/16/34
‡
24,741 24,427
CME Term SOFR 1 Month + 0.3145%, 5.6596%, 6/20/35
‡
19,615 19,255
CME Term SOFR 1 Month + 0.2645%, 5.6096%, 8/20/35
‡
23,456 23,027
CME Term SOFR 1 Month + 0.4145%, 5.7596%, 4/20/37
‡
8,600 8,479
CME Term SOFR 1 Month + 0.4245%, 5.7696%, 6/20/37
‡
23,536 23,243
CME Term SOFR 1 Month + 0.4345%, 5.7796%, 7/20/37
‡
36,055 35,487
CME Term SOFR 1 Month + 0.6145%, 5.9596%, 10/20/37
‡
11,802 11,694
CME Term SOFR 1 Month + 0.6145%, 5.9596%, 10/20/37
‡
28,738 28,335
CME Term SOFR 1 Month + 0.6145%, 5.9596%, 2/20/38
‡
47,114 46,876
CME Term SOFR 1 Month + 0.6145%, 5.9596%, 2/20/38
‡
23,479 23,360
CME Term SOFR 1 Month + 0.7145%, 6.0423%, 1/16/40
‡
8,108 8,100
CME Term SOFR 1 Month + 0.4645%, 5.8096%, 6/20/40
‡
485 481
CME Term SOFR 1 Month + 0.5445%, 5.8723%, 10/16/40
‡
32,109 31,843
0.0000%, 5/16/41
¤
3,821,232 2,916,742
CME Term SOFR 1 Month + 0.4145%, 5.7596%, 7/20/41
‡
14,950 14,781
SOFR30A + 1.3000%, 6.5000%, 8/20/53
‡
8,490,592 8,502,900
GNMA II, 30 Year
4.5000%, 2/20/48 1,069,950 1,048,911
4.0000%, 5/20/48 248,714 237,630
4.0000%, 6/20/48 838,291 800,670
4.5000%, 7/20/48 131,628 129,009
4.5000%, 11/20/48 145,535 142,640
5.0000%, 1/20/49 9,606 9,612
6.5000%, 12/20/53 51,068,141 52,892,277
6.5000%, 1/20/54 42,332,307 43,997,247
GNMA II, Other
4.0000%, 2/20/49 161,530 151,767
4.0000%, 4/20/49 151,524 142,674
GNMA II, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
(b)
25,296,414 21,774,192
3.0000%, TBA, 30 Year Maturity
(b)
175,024,962 156,166,197
3.5000%, TBA, 30 Year Maturity
(b)
49,076,377 45,123,275
4.0000%, TBA, 30 Year Maturity
(b)
107,413,688 101,493,905
4.5000%, TBA, 30 Year Maturity
(b)
108,461,488 105,038,660
5.0000%, TBA, 30 Year Maturity
(b)
134,546,194 133,055,019
5.5000%, TBA, 30 Year Maturity
(b)
150,428,288 150,884,086

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Homeward Opportunities Fund Trust , 7.1200% , 7/25/29 (144A)
Ç
$ 17,261,000 $ 17,391,200
Imperial Fund Mortgage Trust , 5.9410% , 2/25/68 (144A)
Ç
3,836,319 3,825,069
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
Ç
4,287,878 4,316,788
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 7.7141%, 10/25/57 (144A)
‡
11,769,740 11,918,543
CME Term SOFR 1 Month + 2.6145%, 7.9641%, 10/25/57 (144A)
‡
2,331,631 2,363,860
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
540,125 475,810
LHOME Mortgage Trust
8.1500%, 11/25/27 (144A)
Ç
12,300,000 12,411,668
7.0170%, 1/25/29 (144A)
Ç
6,341,000 6,408,478
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,371,395
6.9000%, 5/25/29 (144A)
Ç
5,560,000 5,637,674
6.0920%, 7/25/39 (144A)
Ç
6,870,000 6,869,998
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
9,446,185 9,093,412
MHC Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.9154% ,
6.2444% , 4/15/38 (144A)
‡
3,984,664 3,949,926
MHC Trust , CME Term SOFR 1 Month + 0.9645% , 6.2935% , 5/15/38 (144A)
‡
2,703,022 2,678,905
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,750,000 2,811,257
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,667,823
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,117,970
3.7500%, 3/25/54 (144A)
Ç
2,946,562 2,823,806
4.2424%, 12/25/64 (144A)
‡
8,351,000 7,840,529
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
11,378,711 11,552,335
6.0470%, 8/25/44 (144A)
Ç
12,450,000 12,509,420
Reach ABS Trust , 6.3000% , 2/18/31 (144A) 5,511,717 5,530,514
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
10,644,000 10,737,504
7.7620%, 4/25/30 (144A)
Ç
9,627,000 9,771,266
7.4390%, 7/25/30 (144A)
Ç
16,600,000 16,711,180
6.6030%, 4/25/54 (144A)
Ç
3,200,858 3,200,858
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
721,394 629,743
4.0000%, 9/25/49 (144A)
‡
96,100 88,324
SREIT Trust , CME Term SOFR 1 Month + 1.1943% , 6.5231% , 11/15/38 (144A)
‡
4,784,314 4,701,699
Total Mortgage-Backed Securities (cost $7,114,283,589) 7,188,784,800
Investment Companies - 1.7%
Money Market Funds - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3017%
£,∞
(cost $75,578,820) 75,563,708 75,578,820
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.3014%
£,∞
158,912 158,912
Time Deposits - 0.0%
Royal Bank of Canada, 5.3100%, 8/1/24 39,728 39,728
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $198,640) 198,640
Total Investments (total cost $7,460,923,046 ) - 171.9% 7,537,079,251
Liabilities, net of Cash, Receivables and Other Assets - (71.9%) (3,152,145,774)
Net Assets - 100.0% $4,384,933,477

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 7,537,079,251 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (38.3)%
Mortgage-Backed Securities - (38.3)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
$ (477,875,155) $ (447,610,366)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(6,498,590) (6,257,915)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(557,931,448) (549,665,694)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(285,607,193) (286,089,869)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
(b)
(373,834,446) (379,210,185)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
(1,829,000) (1,875,640)
GNMA II, Single Family, 30 Year, 6.5000%, TBA, 30 Year Maturity
(b)
(9,700,000) (9,882,554)
Total Securities Sold Short (proceeds $1,660,847,105) $ (1,680,592,223)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (1,680,592,223) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/24
............. Shares
Held at
7/31/24
Dividend
Income
Investment Company - 1.7%
Money Market Funds - 1.7%
Janus Henderson Cash
Liquidity Fund LLC,
5.3017%
∞
$ 91,443,297 $ 2,408,237,487 $ (2,424,101,965) $ – $ 1 $ 75,578,820 75,563,708 $ 5,149,086
Investments Purchased
with Cash Collateral from
Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash
Collateral Fund LLC,
5.3014%
∞
– 208,090 (49,178) – – 158,912 158,912 76
Δ
Total Affiliated Investments
- 1.7% $91,443,297 $2,408,445,577 $(2,424,151,143) $– $1 $75,737,732 $5,149,162

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2024

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 678 9/19/24 $ 75,808,875 $ 412,207
U.S. Treasury 5 Year Notes 7,061 9/30/24 761,815,703 14,022,598
Total - Futures Long 14,434,805
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 3,023 9/19/24 (349,392,672) (11,204,042)
U.S. Treasury 2 Year Notes 3,380 9/30/24 (694,141,095) (4,554,642)
U.S. Treasury Ultra Bonds 749 9/19/24 (95,848,594) (5,509,355)
Total - Futures Short (21,268,039)
Total $(6,833,234)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2024
Futures contracts:
Average notional amount of contracts - long $529,947,806
Average notional amount of contracts - short 654,753,283
Credit default swaps:
Average notional amount - buy protection 200,000,000

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
# Loaned security; a portion of the security is on loan at July 31, 2024.
∞ Rate shown is the 7-day yield as of July 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2024.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2024 is $827,792,603 which represents 18.9% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 263,384,267 $ — $ 263,384,267
Corporate Bond — 9,132,724 — 9,132,724
Mortgage-Backed Securities — 7,188,784,800 — 7,188,784,800
Investment Companies — 75,578,820 — 75,578,820
Investments Purchased with Cash
Collateral from Securities Lending — 198,640 — 198,640
Total Investments in Securities $ — $ 7,537,079,251 $ — $ 7,537,079,251
Other Financial Instruments
(a)
:
Futures Contracts $ 14,434,805 $ — $ — $ 14,434,805
Total Assets $ 14,434,805 $ 7,537,079,251 $ — $ 7,551,514,056
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 1,680,592,223 $ — $ 1,680,592,223
Other Financial Instruments
(a)
:
Futures Contracts $ 21,268,039 $ — $ — $ 21,268,039
Total Liabilities $ 21,268,039 $ 1,680,592,223 $ — $ 1,701,860,262
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70335 09-24